Significant Accounting Policy - Schedule of the Lives Used in Computing Straight-Line Depreciation (Details)	Dec. 31, 2024
Computers and peripherals and equipment [Member]
Significant Accounting Policy - Schedule of the Lives Used in Computing Straight-Line Depreciation (Details) [Line Items]
Property, Plant and Equipment, Useful Life	33 years
Leasehold improvements [Member]
Significant Accounting Policy - Schedule of the Lives Used in Computing Straight-Line Depreciation (Details) [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	The shorter of the lease term and the useful life
Minimum [Member] | Office furniture and equipment [Member]
Significant Accounting Policy - Schedule of the Lives Used in Computing Straight-Line Depreciation (Details) [Line Items]
Property, Plant and Equipment, Useful Life	7 years
Maximum [Member] | Office furniture and equipment [Member]
Significant Accounting Policy - Schedule of the Lives Used in Computing Straight-Line Depreciation (Details) [Line Items]
Property, Plant and Equipment, Useful Life	15 years